Net gain (loss) on financial instruments measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments measured at fair value through profit or loss

34.	Net gain (loss) on financial instruments measured at fair value through profit or loss

Net gain (loss) on financial instruments measured at fair value through profit or loss for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Net gain (loss) on deposits measured at FVTPL
Gain (loss) on valuation	~~W~~	(61,848)	87,374	1,267
Gain on sale		—	13,400	28,461

		(61,848)	100,774	29,728

Net gain (loss) on loans measured at FVTPL
Gain (loss) on valuation		916	(248,032)	(204,702)
Gain on sale		9,133	10,395	17,516

		10,049	(237,637)	(187,186)

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain on valuation		111,029	137,181	41,208
Gain on sale		78,718	125,431	72,338
Other gains		223,731	297,024	331,837

		413,478	559,636	445,383

Equity securities
Gain on valuation		286,801	141,246	134,922
Gain (loss) on sale		(275,356)	183,969	283,265

		11,445	325,215	418,187

Other
Gain on valuation		19,086	28,803	22,690

		444,009	913,654	886,260

	2018		2019	2020

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Loss on valuation		(115,667)	(16,810)	(48,261)
Gain (loss) on disposal		268,932	(35,710)	82,724

		153,265	(52,520)	34,463

Other
Loss on valuation		(14,892)	(91,025)	(83,316)
Gain on disposal		1,394	4,169	8,313

		(13,498)	(86,856)	(75,003)

		139,767	(139,376)	(40,540)

Derivatives:
Gain (loss) on valuation		(291,879)	388,880	245,681
Gain on transaction		179,928	359,187	(661,113)

		(111,951)	748,067	(415,432)

	~~W~~	420,026	1,385,482	272,830